Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Level 1
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instruments (current asset)	$ 228	$ 351
Financial instruments (non-current asset)	14,279	14,540
Financial instruments (current liability)	202	64
Financial instruments (non-current liability)	0	0
Level 2
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Financial instruments (current asset)	203	9,710
Financial instruments (non-current asset)	11,394	21,201
Financial instruments (current liability)	536	404
Financial instruments (non-current liability)	$ 8,653	$ 5,651